Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and consumables	$ 268	$ 157
Work-in-progress	6	5
Finished goods and work-in-progress	133	88
Inventories Total	407	250
Borrowings under asset based loan facility	0	$ 0
Hedging loss included in carrying value of inventory	$ 14